Earnings Per Common Share	9 Months Ended	12 Months Ended
	Jan. 31, 2022	Apr. 30, 2021
Earnings Per Share [Abstract]
Earnings Per Common Share

Note 4 – Earnings Per Common Share

Net income per common and diluted share share were calculated as follows for the nine- and three-month periods ended January 31, 2022 and 2021:

	Nine Months Ended January 31, 2022	Nine Months Ended January 31, 2021	Three Months Ended January 31, 2022	Three Months Ended January 31, 2021
Net income attributable to common stockholders – basic	$3,004,260	$103,535	$1,821,006	$42,642
Adjustments to net income	—	—	—	—
Net income attributable to common stockholders – diluted	$3,004,260	$103,535	$1,821,006	$42,642

Weighted average common shares outstanding - basic	2,589,142	948,058	2,842,924	2,012,723
Effect of dilutive securities	39,901	—	39,901	—
Weighted average common shares outstanding – diluted	2,629,043	948,058	2,882,825	2,012,723

Earnings per common share - basic	$1.16	$0.11	$0.64	$0.02
Earnings per common share - diluted	$1.14	$0.11	$0.63	$0.02

39,901 shares that are issuable to satisfy a supplemental consideration liability were included for the calculation of earnings per share for the nine- and three-month periods ended January 31, 2022 because their effect is dilutive. No dilutive securities existed for the nine- and three-month periods ended January 31, 2021.

8. Earnings Per Common Share

Earnings per common share data was computed as follows:

Schedule of earnings per share
	2021	2020

Net income (loss)	$1,469,660	$604,851

Weighted average common shares outstanding	1,250,002	402,284
Effect of dilutive securities	397,293	—
Weighted average dilutive common shares outstanding	1,647,295	402,284

Earnings per common share – basic	$1.18	$1.50

Earnings per common share – diluted	$0.89	$1.50

397,293 shares that are issuable to satisfy a supplemental consideration liability were included for the calculation of earnings per share for the year ended April 30, 2021 because their effect is dilutive. No dilutive securities existed as of April 30, 2020.